NON-RECOURSE BORROWINGS - Schedule of Current and Non-current property specific mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 63,721	$ 52,442
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Current	8,800	7,655
Non-current	54,921	44,787
Borrowings	$ 63,721	$ 52,442